DERIVATIVE WARRANT LIABILITY	12 Months Ended
Dec. 31, 2024
DERIVATIVE WARRANT LIABILITY
DERIVATIVE WARRANT LIABILITY

16.DERIVATIVE WARRANT LIABILITY

				Derivative warrant liability
	GM & Panasonic	Mitsui & Pallinghurst	IQ & CGF	Total
	$	$	$	$
Issuance	25,742	-	-	25,742
Fair value adjustment	(5,955)	-	-	(5,955)
Foreign exchange	(49)	-	-	(49)
Balance as of March 31, 2024	19,738	-	-	19,738
Issuance	-	11,107	-	11,107
Fair value adjustment	(10,550)	(4,060)	-	(14,610)
Foreign exchange	196	(9)	-	187
Balance as of June 30, 2024	9,384	7,038	-	16,422
Fair value adjustment	(5,859)	(4,395)	-	(10,254)
Foreign exchange	(130)	(96)	-	(226)
Balance as of September 30, 2024	3,395	2,547	-	5,942
Issuance	-	-	3,302	3,302
Fair value adjustment	1,052	789	4,078	5,919
Foreign exchange	225	167	34	426
Balance as of December 31, 2024	4,672	3,503	7,414	15,589

The following assumptions were used to estimate the fair value of the derivative warrant liability:

			December 31, 2024
	GM and Panasonic	Mitsui and Pallinghurst	IQ and CGF
Number of Warrants	25,000,000	18,750,000	39,682,538
Risk-Free Interest Rate	4.20%	4.20%	4.20%
Expected Volatility	59%	59%	59%
Stock Price at Valuation Date	US$1.59	US$1.59	US$1.59
Exercise Price	US$2.38	US$2.38	US$2.38
Average Fair Value per Warrant	US$0.13	US$0.13	US$0.13

The main non-observable input used in the model is the expected volatility. An increase or decrease in the expected volatility used in the model of 10% would have resulted in the following change in the fair value of the warrants as of December 31, 2024:

			December 31, 2024
	GM and Panasonic	Mitsui and Pallinghurst	IQ and CGF
	$	$	$
10% increase in volatility	1,060	795	1,682
10% decrease in volatility	(1,011)	(758)	(1,604)

Private placement with GM and Panasonic:

On February 28, 2024, the Company completed a private placement with General Motors holdings LLC (“GM”) and Panasonic Holdings Corporation (“Panasonic”). Each party subscribed for 12,500,000 Common Shares and 12,500,000 Warrants. The 25,000,000 Common Shares and Warrants were issued for aggregate gross proceeds of $67.9 million (US$50 million).

The Warrants are exercisable in connection with the Tranche 2 Investment at the final investment decision (“FID”) or at the latest on February 28, 2029. Each Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) at a price equal to US$2.38 per Warrant Share.

The transaction represents a compound financial instrument that is accounted for based on the residual method under IAS 32 Financial Instruments: Presentation. The liability component which represents the warrants was evaluated based on the Black-Scholes option pricing model and totalled $25.8M (US$19M). The residual balance of $42.1M (US$31M) was then allocated to the equity component (common shares issued). The transaction costs of $2.6M were allocated proportionally between the financial liability and the equity component. Transaction costs allocated to the equity component were accounted for as a deduction from equity. Transaction costs allocated to the warrants were recorded directly in the consolidated statement of loss and comprehensive loss.

Private placement with Mitsui and Pallinghurst:

On May 2, 2024, the Company completed a private placement, with Mitsui and Pallinghurst for the surrender and cancellation of their convertible notes dated November 8, 2022. The Company issued 18,750,000 Common Shares and 18,750,000 Warrants to Mitsui and Pallinghurst for a total value of US$37.5 million. For more details on the transaction, refer to Note 15 – Convertible Notes.

The Warrants are exercisable in connection with the final investment decision (“FID”) or at the latest on May 2, 2029. Each Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) at a price equal to US$2.38 per Warrant Share.

The transaction represents a compound financial instrument that is accounted for based on the residual method under IAS 32 Financial Instruments: Presentation. The liability component which represents the warrants was evaluated based on the Black-Scholes option pricing model and totalled $11.1M (US$8.1M). The residual balance of $40.3M (US$29.4M) was then allocated to the equity component (common shares issued). The transaction costs of $1.5M were allocated proportionally between the financial liability and the equity component. Transaction costs allocated to the equity component were accounted for as a deduction from equity. Transaction costs allocated to the warrants were recorded directly in the consolidated statement of loss and comprehensive loss.

Private placement with IQ and CGF:

On December 20, 2024, the Company completed a private placement, with Canada Growth Fund (“CGF”) and IQ. Each party subscribed for 19,841,269 Common Shares and 19,841,269 Warrants. The 39,682,538 Common Shares and Warrants were issued for aggregate gross proceeds of $71.2 million (US$50 million).

The Warrants are exercisable in connection with the final investment decision (“FID”) or at the latest on December 20, 2029. Each Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) at a price equal to US$2.38 per Warrant Share.

The transaction represents a compound financial instrument that is accounted for based on the residual method under IAS 32 Financial Instruments: Presentation. The liability component which represents the warrants was evaluated based on the Black-Scholes option pricing model and totalled $3.3M (US$2.3M). The residual balance of $67.9M (US$47.7M) was then allocated to the equity component (common shares issued). The transaction costs of $730 were allocated proportionally between the financial liability and the equity component. Transaction costs allocated to the equity component were accounted for as a deduction from equity. Transaction costs allocated to the warrants were recorded directly in the consolidated statement of loss and comprehensive loss.